Note 20 - Fair Value Measurements - Fair Value, Assets and Liabilities Measured on Recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Securities available for sale	$ 78,477	$ 111,974
Fair Value, Measurements, Recurring [Member]
Securities available for sale	78,477	111,974
Mortgage loan commitments	66	36
Total	78,543	112,010
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale	0	0
Mortgage loan commitments	0	0
Total	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale	78,477	111,974
Mortgage loan commitments	66	36
Total	78,543	112,010
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale	0	0
Mortgage loan commitments	0	0
Total	$ 0	$ 0